Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation reserve	€ (4,477)	€ 6,442
Other reserves	997	€ 325	€ (553)	€ 456
Discontinued operations [member] | The Netherlands [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation reserve	(676)
Reserve of remeasurements of defined benefit plans	(624)
Other reserves	€ 14